UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Prime Fund
March 31, 2015 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--101.3%	of Purchase (%)	Amount ($)	Value ($)
4/2/15	0.02	86,000,000	85,999,945
4/9/15	0.01	110,000,000	109,999,751
4/16/15	0.05	54,000,000	53,998,958
4/23/15	0.01	147,000,000	146,999,181
4/30/15	0.01	4,000,000	3,999,968
5/14/15	0.02	125,000,000	124,996,641
5/21/15	0.01	8,000,000	7,999,889
6/4/15	0.02	50,000,000	49,998,222
6/11/15	0.09	56,000,000	55,990,612
6/25/15	0.15	20,000,000	19,992,917
7/2/15	0.04	89,000,000	88,991,001
Total U.S. Treasury Bills
(cost $748,967,085)			748,967,085

U.S. Treasury Notes--10.7%
4/30/15	0.03	15,000,000	15,001,103
4/30/15	0.05	10,000,000	10,019,652
6/15/15	0.04	32,000,000	32,021,720
6/30/15	0.05	22,000,000	22,017,832
Total U.S. Treasury Notes
(cost $79,060,307)			79,060,307
Total Investments (cost $828,027,392)		112.0%	828,027,392
Liabilities, Less Cash and Receivables		(12.0%)	(88,959,801)
Net Assets		100.0%	739,067,591

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	828,027,392
Level 3 - Significant Unobservable Inputs	-
Total	828,027,392

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Fund
March 31, 2015 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--26.9%	of Purchase (%)	Amount ($)	Value ($)
6/11/15	0.01	250,000,000	249,995,069
1/7/16	0.21	10,000,000	9,983,413
2/4/16	0.17	75,000,000	74,890,563
Total U.S. Treasury Bills
(cost $334,869,045)			334,869,045

U.S. Treasury Notes--7.6%
4/30/15
(cost $95,007,981)	0.02	95,000,000	95,007,981

Repurchase Agreements--65.5%
ABN AMRO Bank N. V.
dated 3/31/15, due 4/1/15 in the amount of
$214,000,594 (fully collateralized by $21,279,608
U.S. Treasury Bonds, 4.25%-7.88%, due
2/15/21-5/15/39, value $29,006,064, $30,403,864 U.S.
Treasury Inflation Protected Securities, 0.13%-1.13%,
due 4/15/18-1/15/21, value $34,333,625 and
$153,366,885 U.S. Treasury Notes, 0.25%-2.75%, due
7/15/15-2/15/24, value $154,940,313)	0.10	214,000,000	214,000,000
Bank of Nova Scotia
dated 3/31/15, due 4/1/15 in the amount of
$200,000,667 (fully collateralized by $14,500 U.S.
Treasury Bills, due 9/17/15-1/7/16, value $14,491,
$30,082,720 U.S. Treasury Bonds, 2.75%-9.88%,
due 11/15/15-11/15/44, value $33,134,639, $41,930,380
U.S. Treasury Inflation Protected Securities,
0.13%-2.38%, due 4/15/17-2/15/45, value $51,571,049
and $115,103,400 U.S. Treasury Notes, 0.25%-4.63%,
due 5/15/15-11/15/24, value $119,279,822)	0.12	200,000,000	200,000,000
BNP Paribas
dated 3/31/15, due 4/1/15 in the amount of
$100,000,278 (fully collateralized by $11,200,000
U.S. Treasury Bonds, 6.50%, due 11/15/26, value
$16,618,559, $703,800 U.S. Treasury Inflation
Protected Securities, 0.13%, due 4/15/18, value $725,193,
$79,254,000 U.S. Treasury Notes, 0.50%-3.38%, due
8/31/16-1/31/21, value $84,010,193 and $919,065 U.S.
Treasury Strips, due 11/15/17-11/15/36, value $646,068)	0.10	100,000,000	100,000,000
Citibank, NA
dated 3/31/15, due 4/1/15 in the amount of
$100,000,333 (fully collateralized by $2,708,800 U.S.
Treasury Bonds, 4.63%, due 2/15/40, value $3,790,195
and $96,772,300 U.S. Treasury Notes, 0.88%-2%,

due 11/30/16-7/31/20, value $98,209,829)	0.12	100,000,000	100,000,000
Merrill Lynch & Co. Inc.
dated 3/31/15, due 4/1/15 in the amount of
$100,000,333 (fully collateralized by $67,664,803
U.S. Treasury Notes, 3.63%, due 8/15/19, value
$74,581,437 and $34,022,712 U.S. Treasury Strips,
due 5/15/25, value $27,418,563)	0.12	100,000,000	100,000,000
Morgan Stanley
dated 3/31/15, due 4/1/15 in the amount of
$100,000,278 (fully collateralized by $96,000,000
U.S. Treasury Notes, 1.25%-2.63%, due
8/31/15-11/15/20, value $102,000,066)	0.10	100,000,000	100,000,000
Total Repurchase Agreements
(cost $814,000,000)			814,000,000
Total Investments (cost $1,243,877,026)		100.0%	1,243,877,026
Cash and Receivables (Net)		.0%	438,776
Net Assets		100.0%	1,244,315,802

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,243,877,026
Level 3 - Significant Unobservable Inputs	-
Total	1,243,877,026

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Money Fund
March 31, 2015 (Unaudited)

Negotiable Bank Certificates of Deposit--18.0%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 6/26/15	50,000,000		50,000,000
Mizuho Bank Ltd/NY (Yankee)
0.24%, 5/6/15	100,000,000		100,000,000
Norinchukin Bank/NY (Yankee)
0.24%, 6/9/15 - 6/16/15	100,000,000		100,000,000
Standard Chartered Bank (Yankee)
0.22%, 6/2/15	50,000,000	a	50,000,000
Toronto Dominion Bank NY (Yankee)
0.25%, 4/7/15	50,000,000	b	50,000,000
Toronto Dominion Bank NY (Yankee)
0.31%, 10/26/15	25,000,000		25,000,000
Wells Fargo Bank, NA
0.31%, 4/1/15	50,000,000	b	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $425,000,000)			425,000,000
Commercial Paper--37.9%
Bank of Nova Scotia
0.32%, 4/1/15 - 6/24/15	100,000,000	a,b	100,000,000
BNP Paribas Finance Inc.
0.23%, 4/2/15 - 4/21/15	125,000,000		124,990,097
Coca Cola Company
0.22%, 7/15/15	10,000,000	a	9,993,583
Commonwealth Bank of Australia
0.28%, 5/20/15	95,000,000	a,b	95,000,000
DBS Bank Ltd./Singapore
0.24%, 7/6/15	50,000,000	a	49,968,000
Erste Abwicklungsanstalt
0.26% - 0.27%, 7/16/15 - 8/3/15	100,000,000	a	99,915,222
Mitsubishi UFJ Trust and Banking Corp.
0.25%, 6/10/15	50,000,000	a	49,975,695
National Australia Funding (DEL) Inc.
0.27%, 5/26/15	100,000,000	a,b	100,000,000
Sumitomo Mitsui Banking Corp.
0.25%, 6/5/15	75,000,000	a	74,966,823
Toyota Motor Credit Corp.
0.28%, 8/19/15	88,000,000		87,904,178
Westpac Banking Corp.
0.26%, 4/2/15	100,000,000	a,b	100,000,000
Total Commercial Paper
(cost $892,713,598)			892,713,598
Asset-Backed Commercial Paper--8.5%
Alpine Securitization Corp.
0.23%, 5/28/15	50,000,000	a	49,981,792
Bedford Row Funding
0.26%, 7/6/15	50,000,000	a	49,965,333
Collateralized Commercial Paper II Co., LLC

	0.36%, 9/2/15	100,000,000	a	99,846,000
	Total Asset-Backed Commercial Paper
	(cost $199,793,125)			199,793,125
	Time Deposits--12.6%
	Lloyds Bank (London)
	0.06%, 4/1/15	46,000,000		46,000,000
	Nordea Bank Finland (Grand Cayman)
	0.03%, 4/1/15	150,000,000		150,000,000
	Swedbank (Grand Cayman)
	0.03%, 4/1/15	100,000,000		100,000,000
	Total Time Deposits
	(cost $296,000,000)			296,000,000
	Repurchase Agreements--24.6%
	Federal Reserve Bank of New York,
	0.05%, dated 3/31/15, due 4/1/15 in the amount of
	$530,000,736 (fully collateralized by $384,943,800
	U.S. Treasury Bonds, 4.38%, due 5/15/41, value
	$530,000,811)	530,000,000		530,000,000
	SG Americas Securities, LLC
	0.26%, dated 10/3/14, due 4/6/15 in the amount of
	$50,000,361 (fully collateralized by Various
	Common Stocks, value $55,000,044)	50,000,000	c	50,000,000
	Total Repurchase Agreements
	(cost $580,000,000)			580,000,000
	Total Investments (cost $2,393,506,723)	101.6%		2,393,506,723
	Liabilities, Less Cash and Receivables	(1.6%)		(38,315,923)
	Net Assets	100.0%		2,355,190,800

a		Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold
		in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities
	amounted to $929,612,448 or 39.5% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c		Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current
		rate as of March 31, 2015 and changes periodically. The maturity date reflects early termination date and the amount due
	represents the receivable of the fund as of the next interest payment date.

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,393,506,723
Level 3 - Significant Unobservable Inputs	-
Total	2,393,506,723

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:        /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)